CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flows used in Operating Activities
Net loss	$ (7,648)	$ (4,359)
Items not affecting cash from operations:
Deferred revenue	(142)	(382)
Environmental services contract loss provision	(152)	(49)
Depreciation of property, plant and equipment	1,558	1,964
Amortization of intangible assets	76	112
Share-based compensation expense	2,359	1,095
Finance costs, foreign exchange and other	(1,418)	72
Realized gain on disposition of investments	(1,204)	(1,530)
Unrealized gain on investments	(632)	(1,212)
Advisory fees paid in shares	500	0
Deferred income tax provision	1,472	390
Changes in non-cash working capital balances related to operations
(Increase) decrease in accounts and other receivables	849	(450)
Increase in inventories	(129)	(15)
(Increase) decrease in prepaid expenses and other current assets	(140)	6
Increase (decrease) in accounts payable and accrued liabilities	599	(252)
Increase (decrease) in income taxes payable	(2)	2
Cash flows from (used in) operating activities	(4,054)	(4,608)
Cash Flows used in Investing Activities
Expenditures on mining operations properties	(143)	(264)
Expenditures on exploration and evaluation properties	(7,012)	(5,017)
Purchase of property, plant and equipment	(1,982)	(63)
Proceeds from disposal of available for-sale-investments	2,003	1,778
Release of security from remediation services agreement	0	3,873
Increase in restricted cash for decommissioning obligations	(195)	(1,991)
Cash flows from (used in) investing activities	(7,329)	(1,684)
Cash Flows from Financing Activities
Proceeds from issuance of shares	9,043	13,008
Issuance costs	(716)	(936)
Proceeds from exercise of warrants	418	6,208
Proceeds from exercise of stock options	162	231
Cash flows from (used in) financing activities	8,907	18,511
Increase (decrease) in Cash and Cash Equivalents	(2,476)	12,219
Cash and Cash Equivalents - Beginning of Year	20,382	8,163
Cash and Cash Equivalents - End of Year	$ 17,906	$ 20,382